Fair Value Measurements - Additional Information (Details) - Bird Rides [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Oct. 19, 2020	Jul. 15, 2019
Discount rate based on the stage of development and expected rate of return			25.00%
Derivative liability						$ 0.6	$ 5.0
Nonoperating Income (Expense) [Member]
Derivative, gain loss on derivative, net	$ 6.4	$ 0.0	$ 53.6	$ 0.1
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities fair value disclosure	142.8		142.8		$ 1.1
Warrants and rights outstanding					0.6
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Embedded Derivative Financial Instruments [Member] | Derivative Liability Noncurrent [Member]
Derivative liability	100.8		100.8
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member] | Derivative Liability Noncurrent [Member]
Derivative liability	$ 41.9		$ 41.9		$ 0.5
Maximum [Member]
Number of months determining redemption or exercise scenarios			16 months
Minimum [Member]
Number of months determining redemption or exercise scenarios			1 month